Inventories	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories	Note 7 – Inventories Inventories consist of the following:
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Finished goods	$116,845	$128,977